Note 3. Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Furniture and office equipment	$ 20
Computer equipment	30
Vehicles	$ 30